BUSINESS COMBINATIONS - Narrative (Details) $ / shares in Units, € in Millions, K in Millions, $ in Millions, $ in Millions		1 Months Ended	2 Months Ended	6 Months Ended
	May 10, 2021 EUR (€)	Nov. 30, 2020	Jul. 02, 2021 EUR (€)	Jul. 02, 2021 EUR (€)	Jul. 02, 2021 PGK (K)	May 10, 2021 AUD ($) $ / shares	May 10, 2021 USD ($)	May 10, 2021 EUR (€)	May 10, 2021 PGK (K)
Disclosure of detailed information about business combination [line items]
Fair value of consideration								€ 5,752
Coca-Cola Amatil Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Fair value of consideration								5,752
Goodwill								2,083
Cash flow hedge gains transferred to goodwill relating to business combination	€ 84
Right-of-use assets acquired								315
Lease liability acquired								310
Gain on remeasuring to fair value before business combination	€ 48
Trade accounts receivable								603
Gross trade receivables acquired								618
Allowance for expected credit losses, trade receivables acquired								15
Cash and cash equivalents								€ 523	K 79
Restricted cash and cash equivalents | K					K 82
Revenue of acquiree since acquisition date			€ 533
Profit (loss) of acquiree since acquisition date			€ 9
Revenue of combined entity as if combination occurred at beginning of period				€ 7,000
Profit (loss) of combined entity as if combination occurred at beginning of period				478
Coca-Cola Amatil Limited | Administrative expenses
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				40
Coca-Cola Amatil Limited | Finance costs
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				€ 3
Coca-Cola Amatil Limited | Shareholders of Coca-Cola Amatil Limited
Disclosure of detailed information about business combination [line items]
Cash consideration (in AUD per share) | $ / shares						$ 13.32
Cash transferred | $						$ 6,673
Coca-Cola Amatil Limited | The Coca-Cola Company | Agreed consideration, acquisition 1
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	10.80%
Cash consideration (in AUD per share) | $ / shares						$ 9.39
Cash transferred | $						$ 893
Coca-Cola Amatil Limited | The Coca-Cola Company | Agreed consideration, acquisition 2
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	20.00%
Cash consideration (in AUD per share) | $ / shares						$ 10.57
Cash transferred | $							$ 1,046
Coca-Cola Amatil Limited | Coca-Cola Amatil Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		69.20%
Coca-Cola Amatil Limited | The Coca-Cola Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		30.80%
Coca-Cola Amatil Limited | The Coca-Cola Company | PT Coca-Cola Bottling Indonesia
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	29.40%